INTANGIBLE ASSETS—NET	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS—NET	INTANGIBLE ASSETS—NET
Intangible assets, net consisted of the following as of June 30, 2025:

(In thousands)	Weighted Average Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark and trade name	14	$559,938	$(123,263)	$436,675
Customer/distributor relationships	11	36,685	(8,126)	28,559
Tretinoin distribution and supply agreement	5	38,900	(22,775)	16,125
Formulations	8	28,900	(11,730)	17,170
Patents	20	244	(25)	219
Total		$664,667	$(165,919)	$498,748
Intangible assets, net consisted of the following as of December 31, 2024:

(In thousands)	Weighted Average Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark and trade name	14	$559,875	$(102,169)	$457,706
Customer/distributor relationships	11	36,000	(6,449)	29,551
Tretinoin distribution and supply agreement	5	38,900	(18,885)	20,015
Formulations	8	28,900	(9,943)	18,957
Patents	20	227	(18)	209
Total		$663,902	$(137,464)	$526,438
Amortization expense was $28.5 million and $28.3 million for the six months ended June 30, 2025 and six months ended June 30, 2024, respectively.